Simple Agreement for Future Equity (Details Narrative) - USD ($)	5 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Sep. 12, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate proceeds						$ 35,000
Issuance of common stock in lieu of cash for consulting services			$ 158,000		$ 205,000	122,000
Divided per share					$ 3.86
Principal amount		$ 482,000			$ 146,000	22,000
Gain on extinguishment of debt						675,000
Issuance of common stock, net of issuance costs		272,000				35,000
Principal amount	$ 4,403,000	8,515,000		$ 4,403,000	5,265,000	$ 4,403,000
2023 Simple Agreement for Future Equity [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate proceeds		2,800,000			10,800,000
Purchase amounts		$ 10,000,000.0			$ 10,000,000.0
2023 Simple Agreement for Future Equity [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Discount rate		70.00%			70.00%
2023 Simple Agreement for Future Equity [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Discount rate		80.00%			80.00%
2022 Simple Agreement for Future Equity [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate proceeds					$ 10,800,000
Purchase amounts					10,000,000.0
Issuance of common stock in lieu of cash for consulting services					$ 200,000
2022 Simple Agreement for Future Equity [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Discount rate					70.00%
2022 Simple Agreement for Future Equity [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Discount rate					80.00%
2021 Simple Agreement for Future Equity [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate proceeds				7,900,000
Purchase amounts				$ 10,000,000.0
Discount rate				80.00%
Divided per share	$ 3.62			$ 3.62		$ 3.62
Contingently Convertible Notes Payable Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount	$ 6,000,000.0
Principal amount	5,500,000
Gain on extinguishment of debt	700,000
Issuance of common stock, net of issuance costs	6,200,000
Principal amount	1,000,000.0			$ 1,000,000.0	$ 1,000,000.0	$ 1,000,000.0
Maturity date		September 2023			September 2022
Number of shares of common stock							200,000
Contingently Convertible Notes Payable Agreement [Member] | Investor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount	5,000,000.0
2020 and 2019 Contingently Convertible Notes Payable Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount	$ 5,500,000